Name of Issuing Entity	Check if Registered	Name of Originator1(a)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Residential mortgages – Non-Prime
Banc of America Funding 2005-C Trust9(a) 0001325412	X	GreenPoint Mortgage Funding, Inc.	2,181	495,361,119	100.00%	1	318,180	0.23%							1	318,180	0.23%
Banc of America Funding 2006-5 Trust9(a) 0001374617	X	American Home Mortgage Corp.	62	26,701,241	3.77%	1	541,746	0.18%							1	541,746	0.18%
Banc of America Funding 2006-H Trust9(a) 0001374616	X	Unknown11(a)				14	3,966,416	0.56%							14	3,966,416	0.56%
Banc of America Funding 2006-7 Trust9(a) 0001378507	X	Unknown11(a)				1	213,650	0.08%							1	213,650	0.08%
Banc of America Funding 2006-I Trust9(a) 0001380959	X	Unknown11(a)				1	496,000	0.08%							1	496,000	0.08%
Banc of America Funding 2007-1 Trust9(a) 0001385205	X	American Home Mortgage Corp.	2,128	442,252,074	52.56%	2	385,022	0.09%							2	385,022	0.09%
		Unknown11(a)				1	175,000	0.04%							1	175,000	0.04%
Banc of America Funding 2007-A Trust9(a) 0001385543	X	Wells Fargo Bank, N.A.	182	71,934,286	10.01%	2	566,140	0.16%							1	260,140	0.07%
Banc of America Funding 2007-2 Trust9(a) 0001387942	X	National City Mortgage Co.	623	119,279,658	11.97%	1	234,744	0.05%							1	234,744	0.05%
Banc of America Funding 2007-B Trust9(a) 0001392148	X	Bank of America, National Association	734	449,440,013	95.55%	2	986,975	0.41%	0	0	0.00%	0	0	0.00%	1	479,269	0.20%	0	0	0.00%	1	507,706	0.21%
Banc of America Funding 2007-3 Trust9(a) 0001392147	X	Unknown11(a)				7	2,023,860	0.49%							7	2,023,860	0.49%
Banc of America Funding 2007-4 Trust9(a) 0001397518	X	Wells Fargo Bank, N.A.	340	163,502,165	15.73%	1	343,632	0.07%							1	343,632	0.07%
		MortgageIT, Inc.	607	153,383,014	14.76%	3	1,168,403	0.22%							3	1,168,403	0.22%
Banc of America Funding 2007-D Trust9(a) 0001398425	X	Unknown11(a)				1	566,766	0.11%							1	566,766	0.11%
Banc of America Funding 2007-5 Trust10(a) 0001403255	X	Bank of America, National Association	1,801	546,023,725	100.00%	45	18,354,118	5.12%	1	296,000	0.08%	0	0	0.00%	44	18,058,118	5.04%	0	0	0.00%	0	0	0.00%
Banc of America Funding 2007-8 Trust9(a) 0001411865	X	Unknown11(a)				4	630,715	0.22%							3	593,936	0.20%
Banc of America Funding 2008-1 Trust 0001433002	X	Bank of America, National Association	92	51,124,657	18.51%	3	1,068,763	0.62%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	1,068,763	0.62%	0	0	0.00%

Banc of America Funding 2008-FT1 Trust		Bank of America, National Association	41,385	1,838,443,366	100.00%	1,176	73,877,622	2.19%	100	8,239,585	0.24%	0	0	0.00%	124	9,010,608	0.27%	929	54,924,938	1.63%	23	1,702,491	0.05%

Residential mortgages – Non-Prime Subtotal*			50,780			1,266			101			0			207			932			24
Residential mortgages – Non-Prime Subtotal*				4,603,503,461			105,917,753			8,535,585			0			38,835,491			55,993,701			2,210,197

Residential mortgages – Prime
Banc of America Funding 2009-FT1 Trust		Bank of America, National Association	47,581	4,705,294,053	100.00%	164	17,383,880	0.81%	17	1,924,294	0.09%	0	0	0.00%	67	7,921,954	0.37%	73	7,049,440	0.33%	7	488,193	0.02%

Residential mortgages – Prime Subtotal*			47,581			164			17			0			67			73			7
Residential mortgages – Prime Subtotal*				4,705,294,053			17,383,880			1,924,294			0			7,921,954			7,049,440			488,193

Issuing Entities with No Demands for Repurchase or Replacement12(a)

Residential mortgages – Non-Prime
Banc of America Funding 2002-1 Trust 0001174298	X		586	149,915,322	100.00%
Banc of America Funding 2002-2 Trust 0001207852	X		908	150,045,447	100.00%
Banc of America Funding 2003-1 Trust 0001229700	X		2,266	1,020,273,797	100.00%
Banc of America Funding 2003-2 Trust 0001257560	X		452	198,560,590	100.00%
Banc of America Funding 2003-3 Trust 0001265431	X		1,392	636,505,959	100.00%
Banc of America Funding 2004-1 Trust 0001288916	X		2,923	534,582,194	100.00%
Banc of America Funding 2004-2 Trust 0001301927	X		1,828	680,444,632	100.00%
Banc of America Funding 2004-3 Trust 0001304960	X		752	375,057,296	100.00%
Banc of America Funding 2004-4 Trust 0001310123	X		522	263,919,803	100.00%
Banc of America Funding 2004-5 Trust 0001312984	X		541	275,129,675	100.00%
Banc of America Funding 2004-A Trust 0001301928	X		1,356	612,430,294	100.00%
Banc of America Funding 2004-B Trust 0001307540	X		2,572	854,879,345	100.00%
Banc of America Funding 2004-C Trust 0001310371	X		1,723	465,497,120	100.00%
Banc of America Funding 2004-D Trust 0001313063	X		1,059	384,885,337	100.00%
Banc of America Funding 2005-1 Trust 0001316046	X		368	200,205,119	100.00%
Banc of America Funding 2005-2 Trust 0001322221	X		695	353,050,578	100.00%
Banc of America Funding 2005-3 Trust 0001329106	X		448	255,477,040	100.00%
Banc of America Funding 2005-4 Trust 0001337874	X		513	300,263,958	100.00%
Banc of America Funding 2005-5 Trust 0001340319	X		830	479,711,254	100.00%
Banc of America Funding 2005-6 Trust 0001342928	X		918	488,220,063	100.00%
Banc of America Funding 2005-7 Trust 0001345744	X		2,143	747,428,751	100.00%
Banc of America Funding 2005-8 Trust 0001348364	X		1,051	595,014,348	100.00%
Banc of America Funding 2005-A Trust 0001315835	X		2,630	818,443,449	100.00%
Banc of America Funding 2005-B Trust 0001322521	X		4,159	1,007,134,254	100.00%
Banc of America Funding 2005-D Trust 0001331698	X		1,654	1,086,958,012	100.00%
Banc of America Funding 2005-E Trust 0001332028	X		3,486	1,409,032,983	100.00%
Banc of America Funding 2005-F Trust 0001337439	X		2,399	1,034,169,983	100.00%
Banc of America Funding 2005-G Trust 0001340320	X		382	231,781,270	100.00%
Banc of America Funding 2005-H Trust 0001342902	X		2,190	817,201,093	100.00%
Banc of America Funding 2006-1 Trust 0001349730	X		899	482,144,195	100.00%
Banc of America Funding 2006-2 Trust 0001352926	X		1,406	816,000,986	100.00%
Banc of America Funding 2006-3 Trust 0001356097	X		1,691	946,598,202	100.00%
Banc of America Funding 2006-4 Trust 0001367187	X		519	292,187,398	100.00%
Banc of America Funding 2006-6 Trust 0001375759	X		1,200	718,325,324	100.00%
Banc of America Funding 2006-8T2 Trust 0001379804	X		1,657	333,329,874	100.00%
Banc of America Funding 2006-A Trust 0001349731	X		2,436	1,103,020,322	100.00%
Banc of America Funding 2006-B Trust 0001352925	X		1,218	482,269,295	100.00%
Banc of America Funding 2006-C Trust 0001356096	X		645	418,718,809	100.00%
Banc of America Funding 2006-D Trust 0001359127	X		3,746	1,787,340,669	100.00%
Banc of America Funding 2006-E Trust 0001363611	X		1,030	637,413,148	100.00%
Banc of America Funding 2006-F Trust 0001365587	X		753	562,295,597	100.00%
Banc of America Funding 2006-G Trust 0001369413	X		7,007	2,529,203,733	100.00%
Banc of America Funding 2006-J Trust 0001382461	X		1,592	1,167,908,854	100.00%
Banc of America Funding 2007-6 Trust 0001406018	X		1,677	440,995,928	100.00%
Banc of America Funding 2007-7 Trust 0001408872	X		1,231	631,771,917	100.00%
Banc of America Funding 2007-C Trust 0001396308	X		6,052	3,518,306,845	100.00%
Banc of America Funding 2007-E Trust 0001403257	X		1,548	1,035,009,407	100.00%

Residential mortgages – Prime
Banc of America Funding 2000-1 Trust 0001137139	X		3,280	1,091,417,984	100.00%
Suntrust Alternative Loan Trust, Series 2005-1F 0001346318	X		3,313	688,178,733	100.00%

Resecuritization
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2006-R1			41	129,676,861	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2006-R2			22	61,859,579	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2007-R1			2	220,703,696	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2008-R1			315	159,531,304	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2008-R2			2	61,597,181	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2008-R3 0001451821	X		3	54,588,191	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2009-R1 0001456480	X		1	20,124,787	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2009-R2			1	10,479,266	100.00%
Banc of America Funding Corporation Mortgage Certificate Backed Certificates, Series- 2009-R3 0001458555	X		1	8,668,933	100.00%

Total*			98,361			1,430			118			0			274			1,005			31
Total*				9,308,797,513			123,301,633			10,459,879			0			46,757,444			63,043,140			2,698,390

BANC OF AMERICA FUNDING CORPORATION

Residential Mortgages & Resecuritizations

Endnotes

1(a) The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G

4(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

8(a) An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9(a) The Reportable Information for this issuing entity may include duplicative information because the securitizer was unable to reconcile information provided by a Demand Entity to the securitizer’s business records.  The information presented includes both the information reflected on the securitizer’s records and the information provided by the Demand Entity.  The Demand Entity provided Reportable Information for assets that comprise more than 20% of the total principal balance of assets as of the end of the reporting period covered by this Form ABS 15Ga-1 for which Reportable Information is presented for this issuing entity.  Based on information provided by the Demand Entity, the Reportable Information provided by the Demand Entity was prepared using the reporting conventions described in the immediately following footnote.

10(a) The Reportable Information for this issuing entity was provided solely by a Demand Entity.  The securitizer is unable to reconcile the Reportable Information for this issuing entity to information in itsbusiness records.  Based on information provided by the Demand Entity, the Reportable Information provided by the Demand Entity was prepared using the following reporting conventions:

“Outstanding Principal Balance” equals the remaining outstanding principal balance of the asset reflected on the distribution or payment reports at the end of the related reporting period, or if the asset has been liquidated prior to the end of the related reporting period, the final outstanding principal balance of the assets reflected on the distribution or payment reports prior to liquidation.

“Subject to Demand” includes assets for which a repurchase demand has been identified and coded by the reporting Demand Entity.

“Repurchased or Replaced” includes assets which have been repurchased or replaced.

“Repurchaser” means the party obligated under the transaction documents to repurchase an asset.

“Repurchase Enforcer” means the party obligated under the transaction documents to enforce the obligations of any Repurchaser.

“Repurchase Pending” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which a demand notice has been sent by the Demand Entity, as Repurchase Enforcer, to the Repurchaser.  An asset remains in this category until (using the reporting Demand Entity’s reporting conventions) (i) an asset has been repurchased or replaced, (ii) a demand is determined to be a “Demand in Dispute”, (iii) a demand is determined to be a “Demand Withdrawn”, or (iv) a demand is determined to be a “Demand Rejected.”

If the reporting Demand Entity is not the Repurchase Enforcer, includes assets for which the reporting Demand Entity (x) has sent notice of any demand for repurchase to the related Repurchase Enforcer, or (y) has received notice of a repurchase demand but has determined it is not required to take further action regarding such demand pursuant to its obligations under the applicable transaction documents.  An asset remains in this category until the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer, Repurchaser, or other transaction party, that the repurchase demand should be changed to “Demand in Dispute,” “Demand Withdrawn,”“Demand Rejected,” or “Repurchased” using the reporting Demand Entity’s reporting conventions.

“Demand in Dispute” includes assets for which (i) a response is received from the Repurchaser which refutes a repurchase demand, or (ii) the applicable cure period has expired.

“Demand Withdrawn” includes assets for which a previously submitted repurchase demand is withdrawn by the original requesting party.

“Demand Rejected” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which the Demand Entity has determined that it will no longer pursue enforcement of a previously submitted repurchase demand.  If the reporting Demand Entity is not the Repurchaser Enforcer, includes assets for which the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer that it has determined not to pursue a repurchase demand.

11(a) Data regarding the assets reported in this row was obtained from a report provided by a Demand Entity that either omitted the identity of the related originator(s) or contained data regarding the identity of the related originator(s) that the securitizer could not decipher.  Data regarding originators reported as “Unknown” has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense because the information provided by the related Demand Entity could not be reconciled to the business records of the securitizer.

12(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.